Goodwill	12 Months Ended
Dec. 31, 2022
Goodwill [Abstract]
Goodwill
8.	Goodwill

	As at December 31, 2022	As at December 31, 2021	As at December 31, 2020
Balance, beginning of period	$1,346,904	$1,342,281	$-
RTO Transaction			1,289,906
Impairment	(1,260,783)	-	-
Foreign currency translation	(86,121)	4,623	52,375
Balance, end of period	$-	$1,346,904	$1,342,281

For the realization of its annual impairment test for 2022, management determined the recoverable amount as the value in use. The significant assumptions used in determining value in use are:

°	Monthly Bitcoin price average growth rate of 2.2%
°	Difficulty monthly growth rate of 2.8%
°	Terminal annual growth rate of 2.5%
°	Discount rate 20% - 22%

An impairment of $1,260,783 was taken on goodwill. The assumptions used were based on the Company’s internal forecasts. The Company projected revenue, working capital, capital expenditures and expenses for a period of five years. The Company has also performed a sensitivity analysis on key assumptions which indicated that reasonable changes will not have a material impact.

In 2021, management has determined the recoverable amount as the fair value less costs to sell. The fair value is derived from the market capitalization of the Company as December 31, 2021 and management determined that the fair value less cost of sales, was higher than the carrying value of the CGU. Following this analysis, management has determined that no impairment was necessary.

For these tests, the Company allocates all of its goodwill to a single CGU, the Company as a whole, since this is the lowest level at which goodwill is monitored for internal purposes.